Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Salaries and benefits	$ 2,514	$ 1,883
Directors fees	320	249
Share-based compensation	889	722
Key management personnel compensation	$ 3,723	$ 2,854